INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 3,015	$ 3,352	$ 3,584
Noncurrent inventories	2,098	2,098	2,098
Total inventories	5,113	5,450	5,682
Uranium Concentrates
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	0	526	526
Inventory of Ore in Stockpiles
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	2,098	2,098	2,098
Mine and Mill Supplies
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	$ 3,015	$ 2,826	$ 3,058